Intangible assets net (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Amortization of Intangible Assets	$ 4,133	$ 4,280
Land use rights
Finite-Lived Intangible Assets, Remaining Amortization Period	50 years
Intangible Assets, Net (Excluding Goodwill)	$ 167,668		$ 179,207